TAXES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax Expense (Benefit)	$ 351,179	$ 1,002,298	$ 1,267,025
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%	25.00%
Income Tax Examination, Description	Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15
Increase (Decrease) in Income Taxes	$ 234,101	$ 667,258	$ 825,899
Income Tax Holiday, Income Tax Benefits Per Share	$ 0.10	$ 1.50	$ 1.00
Deferred Tax Assets, Valuation Allowance	$ 427,963	$ 299,511
Taxes Payable, Current	$ 3,681,166	2,718,687
High And New Technology Enterprises [Member]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	15.00%
CHINA
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%
Taxes Payable, Current	$ 3,700,000	$ 2,700,000
Tea Essence [Member] | HONG KONG
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	16.50%